Significant accounting policies	6 Months Ended
Jun. 30, 2018
Text block [abstract]
Significant accounting policies
2.	Significant accounting policies

There have been no significant changes to the Company’s accounting policies that were previously disclosed in its Annual Report on Form 20-F for its fiscal year ended December 31, 2017, or in the methodology used in formulating these significant judgments and estimates that affect the application of these policies, except for the adoption of new accounting standards as disclosed more fully in Note 3.

Basis of Presentation

These unaudited interim condensed consolidated financial statements (the “interim financial statements”) have been prepared in accordance with International Accounting Standard 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”). Certain information and disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) have been condensed or omitted. Accordingly, these interim financial statements should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2017. In the opinion of management, all adjustments (consisting of a normal recurring nature) considered necessary for a fair presentation have been included in the interim financial statements. All intercompany transactions and balances are eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity or areas where assumptions and estimates are significant to these interim financial statements are disclosed in Note 4. The results of operations for the three- and six-month periods ended June 30, 2018, are not necessarily indicative of operations to be expected for the full fiscal year ending December 31, 2018.

Foreign Currency Transactions

Items recorded in each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The interim financial statements are presented in euros, which is Merus N.V.’s functional currency. The functional currency of Merus US, Inc. is the U.S. dollar. All amounts are rounded to the nearest thousand euros, except where otherwise indicated. Foreign currency gains and losses are reported on a net basis as either finance income or finance expense depending on whether foreign currency movements are in a net gain or net loss position.

Seasonality

The Company’s financial results have varied substantially, and are expected to continue to vary, from period to period. The Company believes that its ordinary activities are not linked to any particular seasonal factors.

Segment Reporting

The Company operates in one reportable segment, which comprises the discovery and development of innovative bispecific therapeutics.

Cash and Cash Equivalents

For the purpose of presentation in the statement of cash flows as well as the statement of financial position, cash and cash equivalents include deposits held with financial institutions with original maturities of less than three months. Cash and cash equivalents include €34.3 million of short-term investments with a three-month or less maturity, callable on demand. The carrying values of short-term investments approximate fair value due to their short-term maturities.

Revenue Recognition

The Company enters into collaboration agreements which are within the scope of IFRS 15—Revenue from Contracts with Customers (“IFRS 15”), under which the Company licenses rights to certain of the Company’s product candidates and performs research and development services. The terms of these arrangements typically include payment of one or more of the following: non-refundable, upfront fees; reimbursement of research and development costs; development, regulatory, and commercial milestone payments; and royalties on net sales of licensed products.

IFRS 15 requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. Under IFRS 15, the Company recognizes revenue when its customer obtains control of the goods or services, in an amount that reflects the consideration that the Company determines it expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that the Company determines are within the scope of IFRS 15, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies the performance obligation. The Company applies the five-step model to contracts only when it is probable that it will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer. As part of the accounting for these arrangements, the Company must make significant judgments, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each performance obligation.

The Company currently generates a portion of its revenue through collaboration and license agreements with strategic collaborators for the development and commercialization of product candidates. The collaboration and license agreements are within the scope of IFRS 15.

Up-front License Payments

If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the agreement, the Company recognizes revenues from non-refundable, up-front fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. If not distinct, the license is combined with other performance obligations in the contract. For licenses that are combined with other performance obligations, the Company assesses the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purpose of recognizing revenue. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Pursuant to the Company’s research and license agreements with its collaborators, the Company has received upfront license payments relating to the integrated packages of deliverables under the contracts. Each contract contains either one single performance obligation or multiple performance obligations that the up-front consideration was allocated to. These upfront license payments are initially recorded in deferred revenue on the consolidated statements of financial position and are recognized as revenue on either: (i) a straight-line basis over the period of the related performance obligation or the contractual term of the arrangement; or (ii) based on another appropriate depiction of the Company’s performance over the period of the related performance obligation or the contractual term, such as costs incurred relating to full-time equivalent research employees. The applicable period over which to recognize the upfront payment is a significant judgment, which is re-assessed at each reporting date.

Collaboration Income

Collaboration income, which is typically related to reimbursements from collaborators for the Company’s performance of research and development services under the respective agreements, is recognized on the basis of labor hours valued at a contractually agreed rate. Collaboration income includes reimbursements for related out-of-pocket expenses. Cost reimbursements to which the Company is entitled under agreements are recognized as revenue in the same period as the cost for which they are intended to compensate. The Company acts as the principal and therefore records these reimbursements as collaboration income.

In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under the agreements, the Company performs the five steps listed above. As part of the accounting for the arrangement, the Company must develop assumptions that require judgment to determine the stand-alone selling price for each performance obligation identified in the contract. The Company uses key assumptions to determine the stand-alone selling price, which may include market conditions, reimbursement rates for personnel costs, development timelines and probabilities of regulatory success.

The Company capitalizes the incremental costs of obtaining a contract with a customer if it expects to recover those costs. Such incremental costs would not have been incurred if the contract with a customer had not been obtained. To date, the Company has not capitalized any incremental costs for obtaining a contract.

The Company’s contracts often include development and regulatory milestone payments which are assessed under the most likely amount method and constrained if it is probable that a significant revenue reversal would occur. Milestone payments that are not within the Company’s control or the licensee’s control, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. At each reporting date, the Company re-evaluates the probability of achievement of development milestones and any related constraint, and if necessary, adjusts the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect collaboration revenues in the period of adjustment.

For agreements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). To date, the Company has not recognized any consideration related to sales-based royalty revenue resulting from any of the Company’s collaboration agreements.

Government Grants

The Company receives certain government and regional grants, which support its research efforts in defined projects, and include contributions towards the cost of research and development. When there is reasonable assurance that the Company will comply with the conditions attached to a received grant, and when there is reasonable assurance that the grant will be received, government grants are recognized as revenue on a gross basis in the consolidated statement of profit or loss and comprehensive loss on a systematic basis over the periods in which the Company recognizes expenses for the related costs for which the grants are intended to compensate. In the case of grants related to assets, the received grant will be deducted from the carrying amount of the asset.

Reclassifications

Certain amounts were reclassified in the prior period condensed consolidated interim financial statements to conform to the current period presentation.